Deferred Revenue - Deferred cloud-based connectivity and basic IoT services related revenue, Membership, SaaS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Asset and Liability [Abstract]
Beginning balances	$ 4,175	$ 777
Ending balances	10,113	4,175	$ 777
Cloud-based connectivity and basic IoT services
Change in Contract with Customer, Asset and Liability [Abstract]
Beginning balances	2,058	777	223
Deferral of revenue	2,157	1,781	749
Recognition of deferred revenue	(1,546)	(500)	(195)
Ending balances	2,669	2,058	$ 777
Membership
Change in Contract with Customer, Asset and Liability [Abstract]
Beginning balances	1,077
Deferral of revenue	9,259	1,229
Recognition of deferred revenue	(6,863)	(152)
Ending balances	3,473	1,077
SaaS
Change in Contract with Customer, Asset and Liability [Abstract]
Beginning balances	1,040
Deferral of revenue	6,455	1,834
Recognition of deferred revenue	(3,524)	(794)
Ending balances	$ 3,971	$ 1,040